Earnings Per Share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Numerator:
Net (loss)/ income attributable to ordinary shareholders for computing net income per ordinary share - basic	$ (6,755,603)	$ 1,406,519	$ 6,828,308
Gain on valuation of convertible bonds	0	0	(156,199)
(Gain)/ loss on valuation of warrants	(6,856,682)	7,906,529	0
Net (loss)/ income attributable to ordinary shareholders for computing net income per ordinary share - diluted	$ (13,612,285)	$ 9,313,048	$ 6,984,507
Denominator:
Weighted average number of shares used in calculating net income per ordinary share - basic	9,323,108	6,462,577	4,560,000
Weighted average number of shares used in calculating net income per ordinary share - diluted	9,323,108	6,462,577	4,560,000
Net/(loss) income per ordinary share - basic	$ (1.46)	$ 1.44	$ 1.53
Net/(loss) income per ordinary share - diluted	$ (1.46)	$ 1.44	$ 1.53